Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business	BUSINESS

Organization. MGM Growth Properties LLC (“MGP” or the “Company”) is a limited liability company that was organized in Delaware in October 2015. MGP conducts its operations through MGM Growth Properties Operating Partnership LP (the “Operating Partnership”), a Delaware limited partnership that was formed in January 2016 and acquired by MGP on April 25, 2016 (the “IPO Date”) in connection with MGP’s formation transactions, including its initial public offering of Class A shares as discussed further below. The Company has elected be treated as a real estate investment trust (“REIT”) commencing with its taxable year ended December 31, 2016.

MGM Resorts International (“MGM” or the “Parent”) is a Delaware corporation that acts largely as a holding company and, through its subsidiaries, owns and operates large-scale destination entertainment and leisure resorts. Prior to the IPO Date, the real estate assets of The Mirage, Mandalay Bay, Luxor, New York-New York, Park MGM (which was branded as Monte Carlo prior to May 2018), Excalibur, The Park, Gold Strike Tunica, MGM Grand Detroit and Beau Rivage (collectively, the “IPO Properties”), which comprised the Company’s real estate investments prior to the acquisition of Borgata (as described below), were owned and operated by MGM. On the IPO Date, MGM engaged in a series of formation transactions in which subsidiaries of MGM transferred the IPO Properties to newly formed subsidiaries and subsequently transferred 100% ownership interest in such subsidiaries to the Operating Partnership pursuant to a Master Contribution Agreement (the “MCA”) in exchange for Operating Partnership units representing limited partner interests in the Operating Partnership and the assumption by the Operating Partnership of $4 billion of indebtedness from the contributing MGM subsidiaries.

On the IPO Date, MGP completed the initial public offering of 57.5 million of its Class A shares representing limited liability company interests. MGP contributed the proceeds from its initial public offering to the Operating Partnership in exchange for 26.7% of the Operating Partnership units and the general partner interest in the Operating Partnership. Certain subsidiaries of MGM acquired the remaining 73.3% of the outstanding Operating Partnership units on such date. MGM retained ownership of MGP’s outstanding Class B share. The Class B share is a non-economic interest in MGP which does not provide its holder any rights to profits or losses or any rights to receive distributions from the operations of MGP or upon liquidation or winding up of MGP but which represents a majority of the voting power of MGP’s shares. As a result, MGP continues to be controlled by MGM through its majority voting rights, and is consolidated by MGM. If the holder of the Class B share and its controlled affiliates’ (excluding MGP and its subsidiaries) aggregate beneficial ownership of the combined economic interests in MGP and the Operating Partnership falls below 30%, the Class B share is no longer entitled to any voting rights. To the extent that the Class B share is entitled to majority voting power pursuant to MGP’s operating agreement, MGM may only transfer the Class B share (other than transfers to us and MGM’s controlled affiliates) if and to the extent that such transfer is approved by special approval by an independent conflicts committee, not to be unreasonably withheld. When determining whether to grant such approval, the conflicts committee must take into account the interests of MGP’s Class A shareholders and MGP ahead of the interests of the holder of the Class B share. No par value is attributed to the MGP’s Class A and Class B shares.

As discussed in Note 3 and Note 9, the Operating Partnership issued additional Operating Partnership units in connection with the Borgata Transaction, follow-on public offerings of Class A shares and the MGM National Harbor Transaction. As of December 31, 2018, there were approximately 266.0 million Operating Partnership units outstanding in the Operating Partnership of which MGM owned approximately 195.1 million Operating Partnership units or 73.3% of the Operating Partnership units in the Operating Partnership. MGP owns the remaining 26.7% of the Operating Partnership units in the Operating Partnership. MGM’s Operating Partnership units are exchangeable into Class A shares of MGP on a one-to-one basis, or cash at the fair value of a Class A share. The determination of settlement method is at the option of MGP’s independent conflicts committee. MGM’s indirect ownership of these Operating Partnership units is recognized as a noncontrolling interest in MGP’s financial statements. A wholly owned subsidiary of MGP is the general partner of the Operating Partnership and operates and controls all of its business affairs. As a result, MGP consolidates the Operating Partnership and its subsidiaries.

MGP is a publicly traded REIT primarily engaged through its investment in the Operating Partnership in the real property business, which consists of owning, acquiring and leasing large-scale destination entertainment and leisure resorts, whose tenants generally offer casino gaming, hotel, convention, dining, entertainment and retail. A wholly owned subsidiary of the Operating Partnership (the “Landlord”) leases all of its real estate properties back to a wholly owned subsidiary of MGM (the “Tenant”) under a master lease agreement (the “Master Lease”).

Northfield Acquisition and Northfield OpCo Transaction

On July 6, 2018, a wholly owned taxable REIT subsidiary of the Company (the “TRS”) completed its previously announced acquisition of the membership interests of Northfield Park Associates, LLC (“Northfield”), an Ohio limited liability company that owned the real estate assets and operations of the Hard Rock Rocksino Northfield Park (the “Rocksino” and such acquisition the “Northfield Acquisition”) from Milstein Entertainment LLC. Simultaneously with the close of the transaction, Northfield entered into a new agreement with an affiliate of Hard Rock Café International (STP), Inc. (“Hard Rock”) to continue to serve as the manager of the property. Refer to Note 2 and Note 3 for additional details.

On April 1, 2019, the TRS liquidated. Concurrently, a subsidiary of MGM acquired the membership interests of Northfield for consideration consisting primarily of Operating Partnership units that were ultimately redeemed by the Operating Partnership, and the Company retained the real estate assets (collectively, the “Northfield OpCo Transaction”). Refer to Note 3 for additional details on the Northfield OpCo Transaction and the presentation of discontinued operations.

Empire City Transaction

On January 29, 2019, the Company acquired the real property associated with the Empire City Casino’s race track and casino (“Empire City”) from MGM upon its acquisition of Empire City for fair value of consideration transferred of approximately $634 million, which included the assumption of approximately $246 million of debt by the Operating Partnership with the balance through the issuance of 12.9 million Operating Partnership units to MGM (“Empire City Transaction”). Empire City was added to the existing Master Lease between the Landlord and Tenant. As a result, the annual rent payment to MGP increased by $50 million, prorated for the remainder of the lease year. Consistent with the Master Lease terms, 90% of this rent will be fixed and contractually grow at 2% per year until 2022. In addition, pursuant to the Master Lease, MGP has a right of first offer with respect to certain undeveloped land adjacent to the property to the extent MGM develops additional gaming facilities and chooses to sell or transfer the property in the future.

Park MGM Lease Transaction

On December 20, 2018, the Company entered into a definitive agreement with MGM whereby the Company will pay MGM consideration of $637.5 million for renovations undertaken by MGM regarding the Park MGM and NoMad Las Vegas property (the “Park MGM Lease Transaction”). Additionally, at closing the parties will enter into an amendment to the Master Lease whereby the annual rent payment to the Company will increase by $50.0 million, prorated for the remainder of the lease year. Consistent with the Master Lease terms, 90% of this rent will be fixed and contractually grow at 2% per year until 2022. The transaction is expected to close in the first quarter of 2019 and is subject to customary closing conditions.

Segments

The Company’s TRS liquidated in connection with the Northfield OpCo Transaction in April 2019 and, accordingly, the Company solely generates revenue from its real estate properties. The Company’s real estate properties are similar to one another in that they consist of large-scale destination entertainment and leisure resorts and related offerings, whose tenants generally offer casino gaming, hotel, convention, dining, entertainment and retail, are held by a subsidiary of the Operating Partnership, have similar economic characteristics and are governed under a single Master Lease. As such, the properties are reported as one reportable segment.